Property, Plant and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss	$ 11,000	$ 223,000	$ 2,524,000
Carrying value of motor vehicles under financial leases	2,184,000			$ 4,882,000
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Carrying value of motor vehicles under financial leases	$ 66,000	50,000	71,000
Ningbo Pacific Cable Co., Ltd. [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss		$ 223,000	1,131,000
Siam Fiber Optics Co., Ltd. [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss			1,393,000
Recoverable amount of CGU			$ 0
Key assumptions used in calculating the value in use, discount rate			14.80%